Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
Revenue from contract with customers	$ 278,581	$ 282,502	$ 278,191
Other revenues (loss of hire insurance recoveries and other income)	641	59	1,265
Total revenues	279,222	282,561	279,456
Time charter revenues (service element included)
Operating Leases
Revenue from contract with customers	233,346	237,387	233,076
Bareboat revenues
Operating Leases
Revenue from contract with customers	$ 45,235	$ 45,115	$ 45,115